Schedule of Credit Quality of Commercial Mortgage Loans Held-For-Investment (Detail) - Commercial Mortgage Loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 1,509,132	$ 1,138,880
Estimated Fair Value	$ 1,536,638	$ 1,174,305
Recorded Investment, % of Total	100.00%	100.00%
Estimated Fair Value, % of Total	100.00%	100.00%
Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 1,378,027	$ 947,183
Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	111,243	162,237
Debt Service Coverage Ratio Less than 1.00x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	19,862	29,460
Loan To Value Ratio Less Than 65%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	975,201	1,111,752
Estimated Fair Value	$ 1,000,948	$ 1,146,030
Recorded Investment, % of Total	64.60%	97.60%
Estimated Fair Value, % of Total	65.10%	97.60%
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 869,470	$ 930,592
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	85,869	151,700
Loan To Value Ratio Less Than 65% | Debt Service Coverage Ratio Less than 1.00x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	19,862	29,460
Loan To Value Ratio 65% to 75%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	533,931	27,128
Estimated Fair Value	$ 535,690	$ 28,275
Recorded Investment, % of Total	35.40%	2.40%
Estimated Fair Value, % of Total	34.90%	2.40%
Loan To Value Ratio 65% to 75% | Debt Service Coverage Ratio >1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 508,557	$ 16,591
Loan To Value Ratio 65% to 75% | Debt Service Coverage Ratio 1.00x - 1.20x
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	$ 25,374	$ 10,537
Loan To Value Ratio 76% to 80%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment, % of Total	0.00%	0.00%
Estimated Fair Value, % of Total	0.00%	0.00%
Loan To Value Ratio Greater than 80%
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment, % of Total	0.00%	0.00%
Estimated Fair Value, % of Total	0.00%	0.00%